Significant Accounting Policies (Policies) - EBP 06-1061602 002 [Member]	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
EBP, Basis of Accounting [Policy Text Block]

Basis of Accounting

The Plans financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

EBP, Use of Estimate [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and when applicable, disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

EBP, Investment [Policy Text Block]

Investment Valuation and Income Recognition

The Plan's investments are reported at fair value, the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) in value of investments includes the Plan's gains and losses on investments bought, sold, and held during the year.

EBP, Payment to Participant [Policy Text Block]	Payment of Pension Benefits Pension benefits are recorded when paid.